Note 13 - Capital Stock - Capital Stock Issued and Outstanding (Details) $ in Thousands	Dec. 31, 2023 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	44,682,427
Capital stock issued and outstanding, amount | $	$ 855,817